SEC CORRESPONDENCE                                                   Rule 497(j)



June 3, 2002

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C.  20549

Re: Lend Lease Funds Post-Effective Amendment No. 4 to Registration Statement on Form N-1A Securities Act of 1933 Registration
         No. 333-90085 Investment Company Act of 1940 File No. 811-09679
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Lend Lease Funds (the "Trust") hereby certifies that:

(1) the forms of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on May 31, 2002 with an effective date of May 31, 2002.

Sincerely,


LEND LEASE FUNDS

By:      /s/Jon Kiekhofer, Treasurer

cc:      Elizabeth Shea Fries, P.C.
         Jackson B. R. Galloway
         Goodwin Procter LLP

LIBC/1520501.1

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